Revenue Recognition - Additional Information (Detail)	3 Months Ended																12 Months Ended
	Dec. 31, 2017 USD ($)		Sep. 30, 2017 USD ($)	[2]	Jun. 30, 2017 USD ($)	[3]	Mar. 31, 2017 USD ($)	[4]	Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($)	[6]	Jun. 30, 2016 USD ($)	[7]	Mar. 31, 2016 USD ($)	[8]	Dec. 31, 2017 USD ($) Project		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Unapproved change orders	$ 107,000,000								$ 119,000,000								$ 107,000,000		$ 119,000,000
Revenues	718,133,000	[1]	$ 958,531,000		$ 788,673,000		$ 519,431,000		641,781,000	[5]	$ 558,543,000		$ 706,627,000		$ 729,032,000		2,984,768,000	[9]	2,635,983,000	[9]	$ 3,070,275,000	[9]
MEA [Member] | Unconsolidated joint ventures [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	0		0		$ 0
MEA [Member] | Claims Revenue [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	10,000,000		10,000,000
Backlog [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Unapproved change orders	$ 8,000,000								$ 15,000,000								8,000,000		15,000,000
EPCI Project [Member] | MENA [Member] | KJO Hout Project [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Loss on contracts																	$ 12,000,000		$ 8,000,000
Project completion year																	2017
Active Projects [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Number of projects accounted under deferred profit recognition policy | Project																	0

[1]	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
[2]	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
[3]	Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.
[4]	The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.
[5]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.
[6]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.
[7]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
[8]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.
[9]	Intercompany transactions were not significant during 2017, 2016 and 2015.